CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2020
CONVERTIBLE NOTES [Abstract]
Convertible Debts
	December 31,
	2019 $	2020 $
Current:
2017 Convertible Notes	29,481	–
	29,481	–

Non-current:
2023 Convertible Notes	453,215	41,263
2024 Convertible Notes	903,117	916,560
2025 Convertible Notes	–	882,583
	1,356,332	1,840,406

Issuance of Convertible Notes and Terms
The Company also issued the following convertible notes and the terms are as follow:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019	May 22, 2020
Maturity date	July 1, 2023	December 1, 2024	December 1, 2025
Principal amount	$575,000	$1,150,000	$1,150,000
Interest rate	2.25%	1.00%	2.375%
Initial conversion rate	50.5165 American Depositary Shares (“ADSs”) per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024	September 1, 2025

Convertible Notes With Cash Conversion Option
The 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes
Liability component	$410,926	$897,918	$856,635
Effective interest rate	9.38%	6.03%	8.21%
Equity component	$152,714	$240,582	$284,727
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500	$8,638

Carrying Amount of the Liability Components
The liability component was initially measured at fair value and subsequently amortized to its redemption amount using the effective interest method. The residual value was allocated to the equity component, classified within “Additional Paid-up Capital” and not subsequently remeasured. The following table presents the carrying amount of the liability components of the 2023 Convertible Notes, 2024 Convertible Notes and 2025 Convertible Notes:

	December 31, 2019				December 31, 2020
	2023 Convertible Notes $	2024 Convertible Notes $	2025 Convertible Notes $	Total $	2023 Convertible Notes $	2024 Convertible Notes $	2025 Convertible Notes $	Total $
Principal	575,000	1,150,000	–	1,725,000	49,000	1,112,320	1,149,500	2,310,820
Less: unamortized issuance cost and debt discount	(121,785)	(246,883)	–	(368,668)	(7,737)	(195,760)	(266,917)	(470,414)
Net carrying amount	453,215	903,117	–	1,356,332	41,263	916,560	882,583	1,840,406

Capped Calls
In connection with the offering of 2024 Convertible Notes and 2025 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2024 Convertible Notes	2025 Convertible Notes
Initial strike price per share	$50.13	$90.46
Initial cap price per share	$70.36	$136.54